Basis of Presentation and General Information-Disposal of Subsidiary (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended
	Jan. 29, 2013	Jul. 19, 2013	Dec. 31, 2012
Sale of four subsidiaries under DVB facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage in subsidiary sold (in hundredths)	100.00%
Outstanding debt and accrued interest discharged	$ 30,310
Gain from sale of subsidiaries	5,538
Gain per share (basic and diluted) from sale of subsidiaries (in dollars per share)	$ 0.46
Sale of three subsidiaries under UOB facility [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage in subsidiary sold (in hundredths)		100.00%
Outstanding debt accrued interest and swap liabilities discharged		39,533
Gain from sale of subsidiaries		20,181
Gain per share (basic and diluted) from sale of subsidiaries (in dollars per share)		$ 1.69
Escrow deposit date for sale of subsidiary		May 16, 2013
Escrow deposit amount for sale of subsidiary		1,000
BET [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal of BET description			On November 9, 2012, the Company entered into an agreement with I.M.I. Holdings Corp. (the “Buyer” or “IMI), to sell its 100% ownership interest in Bulk Energy Transport (Holdings) Limited (“BET”), for a nominal cash consideration of $0.001. In addition, the Company released BET from all of its obligations and liabilities towards the Company, which accrued to $3,508 as of the date of sale. The transaction was consummated on December 30, 2012 upon finalization of all the required documentation. On December 18, 2012, at the direction of IMI, the Company sold the vessel BET Prince for gross proceeds of $8,330, which were used to repay part of the then outstanding debt. IMI is ultimately controlled by entities controlled by members of the Restis family and is under common control with the Company. In connection with the sale of BET, the Company’s Board of Directors obtained a fairness opinion from an independent third party. The sale of BET was treated as a transaction between entities under common control, and as such, asset and liability values were transferred at historical cost, with the resulting gains from the extinguishment of BET’s net liabilities amounting to $5,213 recognized as an equity transaction within Additional paid-in capital.
Percentage of ownership interest in subsidiary (in hundredths)			100.00%
Nominal cash consideration for subsidiary sale (in dollars per share)			$ 1.00
Subsidiary obligations toward parent company released upon sale of subsidiary			3,508
Gross proceeds from vessel sales			8,330
Effect on equity from disposal of subsidiary			$ 5,213